UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:                          Vanguard Montgomery Funds

Address of Registrant:                     P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:                    Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—June 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2022
Vanguard Market Neutral Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2022
	Beginning Account Value 12/31/2021	Ending Account Value 6/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,073.60	$8.43
Institutional Shares	1,000.00	1,073.90	8.12
Based on Hypothetical 5% Yearly Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,016.66	$8.20
Institutional Shares	1,000.00	1,016.96	7.90
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.64% for Investor Shares and 1.58% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Market Neutral Fund
Fund Allocation
As of June 30, 2022
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	2.6%	2.3%
Consumer Discretionary	8.8	8.5
Consumer Staples	4.7	4.9
Energy	4.5	4.7
Financials	17.7	17.8
Health Care	10.2	9.8
Industrials	16.0	16.2
Information Technology	15.5	15.7
Materials	5.8	5.9
Real Estate	10.1	10.1
Utilities	4.1	4.1
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.3%)
Communication Services (2.5%)
*,1	Altice USA Inc. Class A	451,722	4,178
*	Charter Communications Inc. Class A	7,856	3,681
[1]	News Corp. Class A	93,204	1,452
	Comcast Corp. Class A	36,003	1,413
*	WideOpenWest Inc.	72,944	1,328
*,1	Clear Channel Outdoor Holdings Inc.	1,221,427	1,307
*,1	Yelp Inc. Class A	26,233	729
*	Iridium Communications Inc.	16,835	632
*	Spotify Technology SA	6,216	583
*	Radius Global Infrastructure Inc. Class A (XNMS)	36,609	559
			15,862
Consumer Discretionary (8.4%)
[1]	Boyd Gaming Corp.	86,741	4,315
*,1	Stride Inc.	104,731	4,272
*,1	Tri Pointe Homes Inc.	221,125	3,730
*,1	Everi Holdings Inc.	207,926	3,391
*	Expedia Group Inc.	33,304	3,158
[1]	Buckle Inc.	110,637	3,064
*,1	Six Flags Entertainment Corp.	126,943	2,755
*	NVR Inc.	637	2,551
	Toll Brothers Inc.	54,004	2,409
*,1	General Motors Co.	73,369	2,330
[1]	Signet Jewelers Ltd.	39,285	2,100
*,1	Dave & Buster's Entertainment Inc.	46,171	1,514
	Oxford Industries Inc.	16,751	1,486
[1]	Macy's Inc.	80,977	1,484
*	AutoNation Inc.	11,806	1,319
	Patrick Industries Inc.	25,273	1,310
*,1	Under Armour Inc. Class C	172,275	1,306
*	RH	5,860	1,244
*,1	Perdoceo Education Corp.	94,292	1,111
	Texas Roadhouse Inc. Class A	14,029	1,027
	Steven Madden Ltd.	30,022	967
	Travel + Leisure Co.	22,193	862
*	Tesla Inc.	1,107	745
*	Skyline Champion Corp.	15,540	737
[1]	Tapestry Inc.	24,024	733
*	Capri Holdings Ltd.	14,348	588
*	Golden Entertainment Inc.	14,796	585
		Shares	Market Value• ($000)
*	MarineMax Inc.	14,905	538
*,1	American Axle & Manufacturing Holdings Inc.	70,336	530
[1]	Aaron's Co. Inc.	33,978	494
[1]	Red Rock Resorts Inc. Class A	14,344	479
	Carriage Services Inc. Class A	10,658	423
	Group 1 Automotive Inc.	1,727	293
*	Revolve Group Inc.	10,413	270
			54,120
Consumer Staples (4.5%)
*,1	Pilgrim's Pride Corp.	151,064	4,718
[1]	Tyson Foods Inc. Class A	51,852	4,462
[1]	Archer-Daniels-Midland Co.	51,256	3,977
[1]	Kroger Co.	81,042	3,836
[1]	Albertsons Cos. Inc. Class A	101,555	2,714
[1]	Coca-Cola Consolidated Inc.	3,860	2,177
*,1	Darling Ingredients Inc.	30,610	1,830
[1]	Ingles Markets Inc. Class A	20,678	1,794
*,1	Herbalife Nutrition Ltd.	42,613	871
[1]	Vector Group Ltd.	78,250	822
	John B Sanfilippo & Son Inc.	8,895	645
	Cal-Maine Foods Inc.	12,773	631
*	Coty Inc. Class A	78,025	625
			29,102
Energy (4.3%)
[1]	APA Corp.	108,205	3,776
[1]	SM Energy Co.	97,175	3,322
*,1	PBF Energy Inc. Class A	87,912	2,551
*,1	ProPetro Holding Corp.	254,757	2,547
*,1	US Silica Holdings Inc.	194,111	2,217
*,1	Talos Energy Inc.	138,787	2,147
*	Callon Petroleum Co.	49,049	1,923
*	Liberty Energy Inc. Class A	148,889	1,900
	Hess Corp.	11,976	1,269
	Phillips 66	15,471	1,268
*,1	Laredo Petroleum Inc.	17,014	1,173
	Marathon Petroleum Corp.	12,544	1,031
*	Delek US Holdings Inc.	37,716	975
	CVR Energy Inc.	27,809	932
*	Southwestern Energy Co.	136,269	852
			27,883

Market Neutral Fund
		Shares	Market Value• ($000)
Financials (17.0%)
	American Financial Group Inc.	34,733	4,821
[1]	Radian Group Inc.	238,852	4,693
[1]	MGIC Investment Corp.	367,703	4,633
[1]	Eagle Bancorp Inc.	96,576	4,579
[1]	Essent Group Ltd.	117,014	4,552
[1]	W R Berkley Corp.	66,498	4,539
[1]	International Bancshares Corp.	112,485	4,508
[1]	Ally Financial Inc.	132,193	4,430
[1]	Capital One Financial Corp.	42,471	4,425
[1]	OFG Bancorp	172,182	4,373
[1]	Axis Capital Holdings Ltd.	74,504	4,253
[1]	Stewart Information Services Corp.	81,289	4,044
[1]	Loews Corp.	63,339	3,753
[1]	OneMain Holdings Inc.	97,602	3,648
*,1	LendingClub Corp.	285,529	3,338
[1]	FNB Corp.	296,215	3,217
[1]	Hope Bancorp Inc.	226,223	3,131
*	Encore Capital Group Inc.	50,414	2,912
[1]	Carlyle Group Inc.	91,707	2,903
*,1	Brighthouse Financial Inc.	64,273	2,637
[1]	Wells Fargo & Co.	66,757	2,615
[1]	Hancock Whitney Corp.	53,641	2,378
	First Bancorp (XNGS)	59,731	2,085
[1]	Evercore Inc. Class A	20,738	1,941
[1]	Navient Corp.	129,987	1,819
[1]	ProAssurance Corp.	75,434	1,783
	KKR & Co. Inc.	38,143	1,766
[1]	CNO Financial Group Inc.	89,838	1,625
*,1	Genworth Financial Inc. Class A	459,182	1,621
[1]	Central Pacific Financial Corp.	64,969	1,394
[1]	PacWest Bancorp	51,295	1,368
[1]	Virtu Financial Inc. Class A	49,757	1,165
	Synchrony Financial	34,061	941
	Brightsphere Investment Group Inc.	48,331	870
	Blackstone Inc.	9,510	868
	Banner Corp.	13,463	757
*	Enstar Group Ltd.	3,151	674
	Westamerica BanCorp.	11,844	659
[1]	Southside Bancshares Inc.	17,316	648
	SEI Investments Co.	11,610	627
	Nelnet Inc. Class A	7,290	622
[1]	NBT Bancorp Inc.	16,448	618
[1]	Fidelity National Financial Inc.	15,071	557
	First Foundation Inc.	17,953	368
*	Ambac Financial Group Inc.	18,084	205
			109,363
Health Care (9.8%)
*,1	AMN Healthcare Services Inc.	48,116	5,279
*,1	FibroGen Inc.	441,869	4,666
*	Veeva Systems Inc. Class A	22,164	4,389
*,1	STAAR Surgical Co.	54,993	3,901
*,1	Medpace Holdings Inc.	25,103	3,757
*,1	Allscripts Healthcare Solutions Inc.	245,564	3,642
*,1	Alkermes plc	105,716	3,149
		Shares	Market Value• ($000)
*	Deciphera Pharmaceuticals Inc.	197,258	2,594
	West Pharmaceutical Services Inc.	8,472	2,562
*	PTC Therapeutics Inc.	53,653	2,149
*	Glaukos Corp.	46,824	2,127
*	Arrowhead Pharmaceuticals Inc.	57,520	2,025
*	Shockwave Medical Inc.	10,548	2,017
	Merck & Co. Inc.	21,703	1,979
*	ImmunoGen Inc.	404,797	1,822
*	QuidelOrtho Corp.	17,556	1,706
	Pfizer Inc.	27,719	1,453
*	Nektar Therapeutics Class A	372,279	1,415
*	NuVasive Inc.	26,675	1,311
*	Cross Country Healthcare Inc.	59,900	1,248
*	Health Catalyst Inc.	71,697	1,039
*	Sarepta Therapeutics Inc.	12,276	920
*	REGENXBIO Inc.	35,478	876
*,1	Agenus Inc.	443,331	860
*	Vir Biotechnology Inc.	27,180	692
*	MEDNAX Inc.	29,993	630
*,1	NextGen Healthcare Inc.	35,866	626
*,1	Figs Inc. Class A	65,533	597
*	Theravance Biopharma Inc.	64,468	584
*,1	Codexis Inc.	54,904	574
*	Masimo Corp.	4,107	537
*	Seres Therapeutics Inc.	151,837	521
*	ABIOMED Inc.	1,504	372
*,1	Intercept Pharmaceuticals Inc.	24,410	337
*	Amneal Pharmaceuticals Inc.	93,850	298
*,1	Endo International plc	428,290	199
*,1	Personalis Inc.	29,719	103
			62,956
Industrials (15.5%)
[1]	Korn Ferry	84,470	4,901
[1]	Spirit AeroSystems Holdings Inc. Class A	167,273	4,901
*,1	NOW Inc.	459,653	4,495
[1]	Allison Transmission Holdings Inc.	116,384	4,475
*,1	Builders FirstSource Inc.	83,206	4,468
[1]	Kforce Inc.	72,833	4,468
[1]	ManpowerGroup Inc.	57,992	4,431
[1]	GrafTech International Ltd.	621,503	4,394
*,1	Univar Solutions Inc.	172,657	4,294
*,1	United Rentals Inc.	17,146	4,165
*,1	Atkore Inc.	48,593	4,034
[1]	Boise Cascade Co.	66,531	3,958
[1]	Owens Corning	52,070	3,869
[1]	Esab Corp.	83,093	3,635
[1]	Emerson Electric Co.	40,702	3,237
	Waste Management Inc.	20,770	3,177
[1]	UFP Industries Inc.	45,789	3,120
[1]	Robert Half International Inc.	31,534	2,362
*,1	MRC Global Inc.	220,476	2,196
[1]	Encore Wire Corp.	20,939	2,176
[1]	Rush Enterprises Inc. Class A	41,626	2,006
*,1	Titan International Inc.	120,825	1,824
	Cintas Corp.	4,659	1,740

Market Neutral Fund
		Shares	Market Value• ($000)
*	ASGN Inc.	17,129	1,546
*,1	Veritiv Corp.	12,738	1,383
*,1	GMS Inc.	30,505	1,358
[1]	Mueller Industries Inc.	25,303	1,348
[1]	Terex Corp.	48,503	1,328
[1]	Acuity Brands Inc.	8,043	1,239
	Ryder System Inc.	16,857	1,198
	Applied Industrial Technologies Inc.	11,635	1,119
	Matson Inc.	14,780	1,077
	Watts Water Technologies Inc. Class A	8,641	1,062
	Heidrick & Struggles International Inc.	26,157	846
*	Saia Inc.	4,493	845
	Genco Shipping & Trading Ltd.	34,192	661
*	Clean Harbors Inc.	7,401	649
*	SkyWest Inc.	30,101	640
*	Hub Group Inc. Class A	8,812	625
			99,250
Information Technology (14.9%)
*,1	Cadence Design Systems Inc.	31,275	4,692
*,1	Nutanix Inc. Class A	315,297	4,613
*,1	Dropbox Inc. Class A	219,556	4,608
*,1	Arrow Electronics Inc.	39,912	4,474
*,1	Kyndryl Holdings Inc.	450,637	4,407
*	Splunk Inc.	49,807	4,406
*,1	CommScope Holding Co. Inc.	719,425	4,403
*,1	Extreme Networks Inc.	493,271	4,400
*,1	Cirrus Logic Inc.	60,527	4,391
*,1	Axcelis Technologies Inc.	71,434	3,917
*,1	Everbridge Inc.	139,012	3,877
[1]	Pegasystems Inc.	77,292	3,698
[1]	Jabil Inc.	72,141	3,694
*,1	Domo Inc. Class B	125,249	3,482
*,1	8x8 Inc.	674,754	3,475
[1]	Accenture plc Class A	12,510	3,473
*,1	Super Micro Computer Inc.	79,257	3,198
*	RingCentral Inc. Class A	53,403	2,791
[1]	QUALCOMM Inc.	21,330	2,725
*,1	MaxLinear Inc.	79,151	2,690
*,1	ACI Worldwide Inc.	81,659	2,114
	Microsoft Corp.	7,642	1,963
	CDW Corp.	10,544	1,661
*,1	Fortinet Inc.	26,815	1,517
*,1	Manhattan Associates Inc.	12,906	1,479
*	Yext Inc.	265,863	1,271
*	Fair Isaac Corp.	3,032	1,215
[1]	TTEC Holdings Inc.	17,482	1,187
	Avnet Inc.	23,861	1,023
[1]	A10 Networks Inc.	55,617	800
*	EngageSmart Inc.	48,059	773
*,1	Conduent Inc.	154,895	669
	Vishay Intertechnology Inc.	34,846	621
*	KnowBe4 Inc. Class A	39,533	617
*	EPAM Systems Inc.	1,954	576
	Kulicke & Soffa Industries Inc.	12,028	515
*	Synopsys Inc.	1,255	381
*	Fabrinet	2,744	223
			96,019
		Shares	Market Value• ($000)
Materials (5.6%)
[1]	LyondellBasell Industries NV Class A	46,571	4,073
[1]	Warrior Met Coal Inc.	131,823	4,035
[1]	AdvanSix Inc.	111,517	3,729
[1]	Reliance Steel & Aluminum Co.	19,574	3,325
[1]	Chemours Co.	98,975	3,169
*,1	Constellium SE Class A	226,988	2,998
[1]	Tronox Holdings plc Class A	174,989	2,940
[1]	CF Industries Holdings Inc.	27,243	2,336
	Freeport-McMoRan Inc.	60,962	1,784
[1]	Packaging Corp. of America	10,316	1,418
	Mosaic Co.	23,106	1,091
	Greif Inc. Class A	15,358	958
[1]	Schnitzer Steel Industries Inc. Class A	27,902	916
	Orion Engineered Carbons SA	43,588	677
	Balchem Corp.	5,170	671
	Sensient Technologies Corp.	8,246	664
[1]	Louisiana-Pacific Corp.	10,832	568
*	TimkenSteel Corp.	27,888	522
[1]	Koppers Holdings Inc.	6,444	146
			36,020
Real Estate (9.8%)
[1]	STORE Capital Corp.	182,670	4,764
	Camden Property Trust	34,669	4,662
[1]	Piedmont Office Realty Trust Inc. Class A	348,011	4,566
[1]	Extra Space Storage Inc.	26,813	4,561
[1]	Outfront Media Inc.	259,424	4,397
[1]	Highwoods Properties Inc.	127,477	4,359
[1]	Brandywine Realty Trust	439,893	4,241
[1]	Paramount Group Inc.	575,363	4,160
*,1	DiamondRock Hospitality Co.	481,764	3,955
[1]	Office Properties Income Trust	198,154	3,953
[1]	Getty Realty Corp.	133,933	3,549
[1]	Weyerhaeuser Co.	88,600	2,935
[1]	Essential Properties Realty Trust Inc.	133,395	2,867
	Prologis Inc.	17,622	2,073
[1]	American Assets Trust Inc.	62,905	1,868
*,1	Summit Hotel Properties Inc.	240,021	1,745
[1]	Necessity Retail REIT Inc.	90,955	662
	Park Hotels & Resorts Inc.	48,341	656
[1]	SITE Centers Corp.	48,092	648
	Simon Property Group Inc.	6,522	619
[1]	RLJ Lodging Trust	56,031	618
	EPR Properties	12,321	578
*	Xenia Hotels & Resorts Inc.	19,854	289
			62,725
Utilities (4.0%)
[1]	Otter Tail Corp.	69,494	4,665
[1]	Vistra Corp.	196,367	4,487
[1]	National Fuel Gas Co.	67,443	4,455
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	98,979	4,206
[1]	NRG Energy Inc.	82,645	3,154
[1]	Constellation Energy Corp.	44,392	2,542

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	NiSource Inc.	39,803	1,174
	Chesapeake Utilities Corp.	5,580	723
			25,406
Total Common Stocks—Long Positions (Cost $668,078)			618,706
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[2]	Vanguard Market Liquidity Fund, 1.417% (Cost $31,885)	318,961	31,886
Common Stocks Sold Short (-95.8%)
Communication Services (-2.2%)
*	Madison Square Garden Entertainment Corp.	(80,467)	(4,234)
	Paramount Global Class B	(131,669)	(3,250)
*	Liberty Broadband Corp. Class C	(18,231)	(2,108)
*	Ziff Davis Inc.	(15,505)	(1,156)
*	Lions Gate Entertainment Corp. Class A	(108,737)	(1,012)
*	IAC/InterActiveCorp.	(11,736)	(891)
*	Liberty Media Corp.- Liberty Formula One Class A	(11,228)	(651)
*	Roblox Corp. Class A	(18,530)	(609)
*	Globalstar Inc.	(348,773)	(429)
			(14,340)
Consumer Discretionary (-8.2%)
	Polaris Inc.	(45,465)	(4,514)
	Strategic Education Inc.	(61,921)	(4,370)
*	CarMax Inc.	(47,259)	(4,276)
	Whirlpool Corp.	(22,104)	(3,423)
*	Bally's Corp.	(159,125)	(3,148)
	Domino's Pizza Inc.	(6,031)	(2,350)
	Hasbro Inc.	(28,445)	(2,329)
*	Helen of Troy Ltd.	(13,580)	(2,206)
	Wingstop Inc.	(29,134)	(2,178)
*	National Vision Holdings Inc.	(65,670)	(1,806)
*	DraftKings Inc. Class A	(148,026)	(1,727)
*	iRobot Corp.	(46,435)	(1,706)
*	Petco Health & Wellness Co. Inc. Class A	(111,987)	(1,651)
	BorgWarner Inc. (XNYS)	(49,447)	(1,650)
*	Planet Fitness Inc. Class A	(22,427)	(1,525)
	Laureate Education Inc. Class A	(117,966)	(1,365)
*	Hilton Grand Vacations Inc.	(34,740)	(1,241)
*	QuantumScape Corp. Class A	(127,683)	(1,097)
*	Leslie's Inc.	(72,136)	(1,095)
	Krispy Kreme Inc.	(79,797)	(1,085)
*	Las Vegas Sands Corp.	(26,367)	(886)
	Monro Inc.	(20,292)	(870)
	Papa John's International Inc.	(10,132)	(846)
*	Xometry Inc. Class A	(24,154)	(820)
*	Xponential Fitness Inc. Class A	(58,033)	(729)
	Cracker Barrel Old Country Store Inc.	(8,391)	(701)
*	Ollie's Bargain Outlet Holdings Inc.	(11,175)	(657)
*	Carvana Co. Class A	(27,274)	(616)
*	Callaway Golf Co.	(30,154)	(615)
		Shares	Market Value• ($000)
*	Carnival Corp.	(65,516)	(567)
	Yum China Holdings Inc.	(7,462)	(362)
*	Vroom Inc.	(133,949)	(167)
			(52,578)
Consumer Staples (-4.7%)
	Sysco Corp.	(48,971)	(4,148)
*	Freshpet Inc.	(56,876)	(2,951)
	Reynolds Consumer Products Inc.	(102,609)	(2,798)
*	Grocery Outlet Holding Corp.	(61,595)	(2,626)
	Hormel Foods Corp.	(54,932)	(2,602)
	McCormick & Co. Inc.	(29,195)	(2,431)
	Lancaster Colony Corp.	(16,176)	(2,083)
	J & J Snack Foods Corp.	(13,003)	(1,816)
	Walmart Inc.	(14,866)	(1,807)
	MGP Ingredients Inc.	(15,750)	(1,577)
	Utz Brands Inc.	(99,594)	(1,376)
	Walgreens Boots Alliance Inc.	(35,592)	(1,349)
*	Boston Beer Co. Inc. Class A	(3,417)	(1,035)
*	TreeHouse Foods Inc.	(19,924)	(833)
*	Performance Food Group Co.	(13,086)	(602)
			(30,034)
Energy (-4.5%)
	Cheniere Energy Inc.	(33,497)	(4,456)
*	Green Plains Inc.	(160,734)	(4,367)
	Enviva Inc.	(75,194)	(4,303)
	Baker Hughes Co. Class A	(111,585)	(3,221)
	Coterra Energy Inc.	(114,684)	(2,958)
	Chesapeake Energy Corp.	(30,055)	(2,437)
*	Peabody Energy Corp.	(99,641)	(2,125)
*	Clean Energy Fuels Corp.	(437,914)	(1,962)
*	Uranium Energy Corp.	(495,976)	(1,528)
*	Dril-Quip Inc.	(32,520)	(839)
*	Gevo Inc.	(344,229)	(809)
*	DMC Global Inc.	(11,285)	(204)
			(29,209)
Financials (-17.0%)
	T Rowe Price Group Inc.	(42,594)	(4,839)
	Erie Indemnity Co. Class A	(25,151)	(4,834)
*	Cannae Holdings Inc.	(249,441)	(4,824)
	BancFirst Corp.	(49,877)	(4,774)
	Moody's Corp.	(17,128)	(4,658)
	CVB Financial Corp.	(187,108)	(4,642)
	Progressive Corp.	(39,595)	(4,604)
	Kemper Corp.	(95,000)	(4,550)
	Mercury General Corp.	(102,297)	(4,532)
	FirstCash Holdings Inc.	(64,917)	(4,512)
	BOK Financial Corp.	(59,337)	(4,485)
	Hilltop Holdings Inc.	(167,283)	(4,460)
	LPL Financial Holdings Inc.	(23,214)	(4,283)
	BankUnited Inc.	(119,905)	(4,265)
	New York Community Bancorp Inc.	(403,019)	(3,680)
	B Riley Financial Inc.	(86,010)	(3,634)
	Lakeland Financial Corp.	(52,877)	(3,512)
	Voya Financial Inc.	(50,939)	(3,032)
*	BRP Group Inc. Class A	(124,807)	(3,014)
	First Financial Bankshares Inc.	(69,645)	(2,735)
	United Bankshares Inc.	(73,946)	(2,593)
	Live Oak Bancshares Inc.	(64,955)	(2,201)

Market Neutral Fund
		Shares	Market Value• ($000)
	Independent Bank Group Inc.	(30,419)	(2,066)
	Prudential Financial Inc.	(20,987)	(2,008)
	Artisan Partners Asset Management Inc. Class A	(52,947)	(1,883)
	United Community Banks Inc.	(48,890)	(1,476)
	First Interstate BancSystem Inc. Class A	(38,140)	(1,454)
	James River Group Holdings Ltd.	(58,520)	(1,450)
	S&P Global Inc.	(4,275)	(1,441)
	Huntington Bancshares Inc.	(113,524)	(1,366)
	Goosehead Insurance Inc. Class A	(29,419)	(1,344)
	ServisFirst Bancshares Inc.	(16,540)	(1,305)
	Trustmark Corp.	(40,537)	(1,183)
	White Mountains Insurance Group Ltd.	(683)	(851)
	Principal Financial Group Inc.	(12,727)	(850)
*	Axos Financial Inc.	(17,008)	(610)
*	Mr Cooper Group Inc.	(15,920)	(585)
	Horace Mann Educators Corp.	(14,707)	(564)
	HCI Group Inc.	(2,456)	(166)
			(109,265)
Health Care (-9.4%)
*	Halozyme Therapeutics Inc.	(105,448)	(4,640)
	Azenta Inc.	(63,733)	(4,595)
*	OPKO Health Inc.	(1,763,244)	(4,461)
*	Progyny Inc.	(128,018)	(3,719)
*	Arvinas Inc.	(84,786)	(3,569)
*	Innoviva Inc.	(198,120)	(2,924)
*	Axonics Inc.	(45,511)	(2,579)
	Mesa Laboratories Inc.	(11,422)	(2,329)
*	Cytokinetics Inc.	(58,866)	(2,313)
	STERIS plc	(10,880)	(2,243)
*	Teladoc Health Inc.	(66,543)	(2,210)
*	ICU Medical Inc.	(11,330)	(1,863)
*	Ironwood Pharmaceuticals Inc. Class A	(151,374)	(1,745)
*	Cerevel Therapeutics Holdings Inc.	(65,827)	(1,740)
*	AdaptHealth Corp. Class A	(95,792)	(1,728)
*	Alphatec Holdings Inc.	(261,289)	(1,709)
*	Krystal Biotech Inc.	(24,878)	(1,633)
	Royalty Pharma plc Class A	(35,707)	(1,501)
*	Inari Medical Inc.	(20,701)	(1,407)
*	ImmunityBio Inc.	(374,475)	(1,393)
*	Dynavax Technologies Corp.	(107,090)	(1,348)
*	SpringWorks Therapeutics Inc.	(50,108)	(1,234)
	Baxter International Inc.	(18,540)	(1,191)
*	Harmony Biosciences Holdings Inc.	(20,484)	(999)
*	Enovis Corp.	(17,159)	(944)
*	PMV Pharmaceuticals Inc.	(53,708)	(765)
*	Cutera Inc.	(18,510)	(694)
*	Intra-Cellular Therapies Inc.	(11,104)	(634)
*	Outset Medical Inc.	(38,534)	(573)
		Shares	Market Value• ($000)
*	Vericel Corp.	(20,516)	(517)
*	Alignment Healthcare Inc.	(41,723)	(476)
*	Nuvation Bio Inc.	(104,257)	(338)
*	Instil Bio Inc.	(38,891)	(180)
			(60,194)
Industrials (-15.6%)
*	RBC Bearings Inc.	(27,247)	(5,039)
*	FTI Consulting Inc.	(27,053)	(4,893)
	Rockwell Automation Inc.	(22,695)	(4,523)
	Stanley Black & Decker Inc.	(42,838)	(4,492)
	Flowserve Corp.	(152,721)	(4,372)
	MillerKnoll Inc.	(163,895)	(4,305)
*	Construction Partners Inc. Class A	(204,946)	(4,292)
*	MasTec Inc.	(56,839)	(4,073)
	Woodward Inc.	(43,522)	(4,025)
	Federal Signal Corp.	(110,186)	(3,923)
	Quanta Services Inc.	(29,883)	(3,746)
*	Array Technologies Inc.	(316,261)	(3,482)
*	AeroVironment Inc.	(41,798)	(3,436)
*	Mercury Systems Inc.	(52,651)	(3,387)
*	Stericycle Inc.	(67,617)	(2,965)
*	Chart Industries Inc.	(16,601)	(2,779)
	CH Robinson Worldwide Inc.	(25,795)	(2,615)
*	KAR Auction Services Inc.	(166,718)	(2,462)
*	Plug Power Inc.	(143,416)	(2,376)
*	Frontier Group Holdings Inc.	(251,990)	(2,361)
	Steelcase Inc. Class A	(214,905)	(2,306)
	AAON Inc.	(41,777)	(2,288)
	Rollins Inc.	(61,525)	(2,148)
	Granite Construction Inc.	(69,891)	(2,037)
	TransUnion	(25,255)	(2,020)
	Enerpac Tool Group Corp. Class A	(104,640)	(1,990)
	Greenbrier Cos. Inc.	(53,977)	(1,943)
*	Ameresco Inc. Class A	(42,243)	(1,925)
*	Clarivate plc	(117,967)	(1,635)
	Ingersoll Rand Inc.	(35,523)	(1,495)
*	Bloom Energy Corp. Class A	(83,879)	(1,384)
*	Shoals Technologies Group Inc. Class A	(81,927)	(1,350)
*	Fluence Energy Inc.	(91,509)	(867)
	Oshkosh Corp.	(8,485)	(697)
*	Generac Holdings Inc.	(3,005)	(633)
*	Uber Technologies Inc.	(29,463)	(603)
*	GXO Logistics Inc.	(13,747)	(595)
*	Driven Brands Holdings Inc.	(14,972)	(412)
*	Hydrofarm Holdings Group Inc.	(34,646)	(121)
			(99,995)
Information Technology (-15.0%)
*	First Solar Inc.	(69,114)	(4,709)
*	Jamf Holding Corp.	(187,290)	(4,639)
	NortonLifeLock Inc.	(209,756)	(4,606)
*	Lumentum Holdings Inc.	(57,882)	(4,597)
*	nCino Inc.	(143,517)	(4,438)
*	Akamai Technologies Inc.	(46,539)	(4,251)
	Visa Inc. Class A	(21,257)	(4,185)
*	3D Systems Corp.	(414,216)	(4,018)
*	Tyler Technologies Inc.	(11,941)	(3,970)
*	II-VI Inc.	(68,639)	(3,497)
*	Ping Identity Holding Corp.	(177,408)	(3,218)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Paycor HCM Inc.	(121,617)	(3,162)
*	AppLovin Corp. Class A	(89,251)	(3,074)
*	DigitalOcean Holdings Inc.	(71,866)	(2,972)
*	PAR Technology Corp.	(76,883)	(2,882)
*	Novanta Inc.	(22,558)	(2,736)
*	Guidewire Software Inc.	(37,573)	(2,667)
*	ViaSat Inc.	(84,667)	(2,593)
*	Rambus Inc.	(118,901)	(2,555)
*	SunPower Corp.	(156,793)	(2,479)
*	Envestnet Inc.	(44,093)	(2,327)
*	Enphase Energy Inc.	(10,519)	(2,054)
	Dolby Laboratories Inc. Class A	(28,442)	(2,035)
*	Unity Software Inc.	(50,255)	(1,850)
*	Bill.com Holdings Inc.	(16,531)	(1,818)
*	Blackbaud Inc.	(29,146)	(1,693)
*	Repay Holdings Corp. Class A	(129,679)	(1,666)
*	Plexus Corp.	(19,127)	(1,502)
*	Blackline Inc.	(19,957)	(1,329)
*	Appfolio Inc. Class A	(14,604)	(1,324)
*	I3 Verticals Inc. Class A	(51,734)	(1,294)
	Methode Electronics Inc.	(33,941)	(1,257)
	Universal Display Corp.	(11,347)	(1,148)
*	Marqeta Inc. Class A	(120,480)	(977)
*	Ceridian HCM Holding Inc.	(18,225)	(858)
*	MeridianLink Inc.	(50,144)	(837)
	Teradyne Inc.	(7,426)	(665)
*	Asana Inc. Class A	(26,997)	(475)
			(96,357)
Materials (-5.6%)
	Quaker Chemical Corp.	(32,456)	(4,853)
	Amcor plc	(381,374)	(4,740)
	RPM International Inc.	(56,238)	(4,427)
	Scotts Miracle-Gro Co.	(54,590)	(4,312)
	Worthington Industries Inc.	(97,689)	(4,308)
	Martin Marietta Materials Inc.	(14,323)	(4,286)
	Compass Minerals International Inc.	(85,228)	(3,016)
	Kaiser Aluminum Corp.	(30,004)	(2,373)
	International Flavors & Fragrances Inc.	(14,488)	(1,726)
*	Ranpak Holdings Corp. Class A	(212,538)	(1,488)
*	Novagold Resources Inc.	(117,905)	(567)
			(36,096)
Real Estate (-9.7%)
	Newmark Group Inc. Class A	(513,538)	(4,966)
	National Health Investors Inc.	(79,192)	(4,800)
	Iron Mountain Inc.	(95,176)	(4,634)
	Welltower Inc.	(54,966)	(4,526)
		Shares	Market Value• ($000)
	Safehold Inc.	(125,736)	(4,447)
	Cousins Properties Inc.	(151,696)	(4,434)
	Americold Realty Trust	(147,489)	(4,431)
	LXP Industrial Trust	(411,403)	(4,418)
	JBG SMITH Properties	(183,215)	(4,331)
	Washington REIT	(202,519)	(4,316)
*	Veris Residential Inc.	(318,913)	(4,222)
	Physicians Realty Trust	(104,834)	(1,829)
	LTC Properties Inc.	(46,826)	(1,798)
*	Equity Commonwealth	(63,628)	(1,752)
	SL Green Realty Corp.	(37,699)	(1,740)
*	Ryman Hospitality Properties Inc.	(21,078)	(1,603)
	Agree Realty Corp.	(14,429)	(1,041)
	American Tower Corp.	(3,123)	(798)
	NETSTREIT Corp.	(39,732)	(750)
	American Homes 4 Rent Class A	(18,098)	(641)
*	DigitalBridge Group Inc.	(122,455)	(598)
			(62,075)
Utilities (-3.9%)
	Ormat Technologies Inc. (XNYS)	(61,150)	(4,791)
	Atmos Energy Corp.	(42,471)	(4,761)
	Clearway Energy Inc. Class C	(136,180)	(4,744)
	Brookfield Renewable Corp. Class A Class A	(129,334)	(4,606)
	ONE Gas Inc.	(46,380)	(3,766)
	Public Service Enterprise Group Inc.	(20,966)	(1,327)
*	Southwest Gas Holdings Inc.	(13,290)	(1,157)
			(25,152)
Total Common Stocks Sold Short (Proceeds $683,113)			(615,295)
Other Assets and Other Liabilities—Net (94.5%)			607,254
Net Assets (100%)			642,551
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $344,293,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $668,078)	618,706
Affiliated Issuers (Cost $31,885)	31,886
Total Investments in Securities	650,592
Investment in Vanguard	23
Cash Segregated for Short Positions	599,194
Receivables for Investment Securities Sold	34,670
Receivables for Accrued Income	685
Receivables for Capital Shares Issued	5,190
Total Assets	1,290,354
Liabilities
Securities Sold Short, at Value (Proceeds $683,113)	615,295
Due to Custodian	9
Payables for Investment Securities Purchased	31,231
Payables for Capital Shares Redeemed	620
Payables to Vanguard	51
Accrued Dividend Expense on Securities Sold Short	597
Total Liabilities	647,803
Net Assets	642,551
At June 30, 2022, net assets consisted of:

Paid-in Capital	816,083
Total Distributable Earnings (Loss)	(173,532)
Net Assets	642,551

Investor Shares—Net Assets
Applicable to 50,365,919 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	594,919
Net Asset Value Per Share—Investor Shares	$11.81

Institutional Shares—Net Assets
Applicable to 4,047,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,632
Net Asset Value Per Share—Institutional Shares	$11.77

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2022
($000)
Investment Income
Income
Dividends[1]	3,504
Interest[2]	21
Securities Lending—Net	2
Total Income	3,527
Expenses
The Vanguard Group—Note B
Investment Advisory Services	180
Management and Administrative—Investor Shares	191
Management and Administrative—Institutional Shares	10
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Institutional Shares	1
Custodian Fees	8
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	3,122
Borrowing Expense on Securities Sold Short	96
Other Expenses	9
Total Expenses	3,651
Net Investment Income (Loss)	(124)
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	8,771
Investment Securities Sold—Short Positions	36,845
Realized Net Gain (Loss)	45,616
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(98,711)
Investment Securities—Short Positions	69,791
Change in Unrealized Appreciation (Depreciation)	(28,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,572
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, ($5,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(124)	517
Realized Net Gain (Loss)	45,616	14,667
Change in Unrealized Appreciation (Depreciation)	(28,920)	46,599
Net Increase (Decrease) in Net Assets Resulting from Operations	16,572	61,783
Distributions
Investor Shares	—	(438)
Institutional Shares	—	(88)
Total Distributions	—	(526)
Capital Share Transactions
Investor Shares	298,430	(11,669)
Institutional Shares	(230)	(28,931)
Net Increase (Decrease) from Capital Share Transactions	298,200	(40,600)
Total Increase (Decrease)	314,772	20,657
Net Assets
Beginning of Period	327,779	307,122
End of Period	642,551	327,779

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.00	$8.94	$10.19	$11.62	$11.66	$12.39
Investment Operations
Net Investment Income (Loss)[1]	(.003)	.017	.051	.206	.108	.111
Net Realized and Unrealized Gain (Loss) on Investments	.813	2.060	(1.229)	(1.314)	(.038)	(.717)
Total from Investment Operations	.810	2.077	(1.178)	(1.108)	.070	(.606)
Distributions
Dividends from Net Investment Income	—	(.017)	(.072)	(.322)	(.110)	(.124)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.017)	(.072)	(.322)	(.110)	(.124)
Net Asset Value, End of Period	$11.81	$11.00	$8.94	$10.19	$11.62	$11.66
Total Return	7.36%	23.24%	-11.57%	-9.57%	0.59%	-4.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$595	$283	$243	$408	$1,209	$1,368
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.64%	1.31%	1.18%	1.46%	1.80%	1.54%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19%)	0.18%	0.52%	1.90%	0.93%	0.94%
Portfolio Turnover Rate	123%	133%	172%	141%	110%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.40%, 0.84%, 0.98%, 1.26%, 1.60%, and 1.32%, respectively.
3	Includes borrowing expense on securities sold short of 0.04%, 0.27%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.96	$8.90	$10.15	$11.57	$11.61	$12.34
Investment Operations
Net Investment Income (Loss)[1]	(.005)	.017	.057	.213	.119	.123
Net Realized and Unrealized Gain (Loss) on Investments	.815	2.065	(1.230)	(1.305)	(.043)	(.719)
Total from Investment Operations	.810	2.082	(1.173)	(1.092)	.076	(.596)
Distributions
Dividends from Net Investment Income	—	(.022)	(.077)	(.328)	(.116)	(.134)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.022)	(.077)	(.328)	(.116)	(.134)
Net Asset Value, End of Period	$11.77	$10.96	$8.90	$10.15	$11.57	$11.61
Total Return	7.39%	23.39%	-11.58%	-9.48%	0.65%	-4.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$45	$65	$142	$346	$332
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.58%	1.25%	1.12%	1.40%	1.74%	1.46%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.22)%	0.17%	0.59%	1.96%	0.99%	1.02%
Portfolio Turnover Rate	123%	133%	172%	141%	110%	79%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.40%, 0.84%, 0.98%, 1.26%, 1.60, and 1.32, respectively.
3	Includes borrowing expense on securities sold short of 0.04%, 0.27%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Neutral Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Market Neutral Fund
For the six months ended June 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2022, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Market Neutral Fund
D.	As of June 30, 2022, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	704,303
Gross Unrealized Appreciation	100,410
Gross Unrealized Depreciation	(86,303)
Net Unrealized Appreciation (Depreciation)	14,107
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2021, the fund had available capital losses totaling $235,104,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2022, the fund purchased $694,554,000 of investment securities and sold $299,730,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $773,174,000 and $362,595,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2022, such purchases were $442,000 and sales were $815,000, resulting in net realized gain of $109,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	443,966	36,967	72,755	7,263
Issued in Lieu of Cash Distributions	—	—	357	33
Redeemed	(145,536)	(12,350)	(84,781)	(8,684)
Net Increase (Decrease)—Investor Shares	298,430	24,617	(11,669)	(1,388)
Institutional Shares
Issued	16,120	1,364	7,810	806
Issued in Lieu of Cash Distributions	—	—	28	3
Redeemed	(16,350)	(1,383)	(36,769)	(3,989)
Net Increase (Decrease)—Institutional Shares	(230)	(19)	(28,931)	(3,180)

Market Neutral Fund
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Montgomery Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Market Neutral Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6342 082022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)    Not applicable.

(a)(2)   Certifications filed herewith.

(b)        Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 22, 2022

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 22, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.